Fair Value Measurements (Tables)	12 Months Ended
Jul. 01, 2016
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of July 1, 2016 and July 3, 2015, and indicate the fair value hierarchy of the valuation techniques utilized to determine such values:

	July 1, 2016
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents
Money market funds	$2,199	$—	$—	$2,199
Certificates of deposit	—	1	—	1
Total cash equivalents	2,199	1	—	2,200
Short-term investments:
Certificates of deposit	—	202	—	202
Corporate notes and bonds	—	8	—	8
Asset-backed securities	—	11	—	11
Municipal notes and bonds	—	6	—	6
Total short-term investments	—	227	—	227
Long-term investments:
U.S. Treasury securities	2	—	—	2
U.S. Government agency securities	—	10	—	10
International government securities	—	1	—	1
Corporate notes and bonds	—	89	—	89
Asset-backed securities	—	11	—	11
Municipal notes and bonds	—	6	—	6
Total long-term investments	2	117	—	119
Foreign exchange contracts	—	126	—	126
Call options	—	—	71	71
Total assets at fair value	$2,201	$471	$71	$2,743
Liabilities:
Foreign exchange contracts	$—	$23	$—	$23
Exchange option	—	—	155	155
Total liabilities at fair value	$—	$23	$155	$178

	July 3, 2015
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents
Money market funds	$135	$—	$—	$135
Total cash equivalents	135	—	—	135
Short-term investments:
U.S. Treasury securities	—	50	—	50
U.S. Government agency securities	—	4	—	4
Commercial paper	—	109	—	109
Certificates of deposit	—	99	—	99
Total short-term investments	—	262	—	262
Long-term investments:
U.S. Treasury securities	—	237	—	237
U.S. Government agency securities	—	91	—	91
Total long-term investments	—	328	—	328
Total assets at fair value	$135	$590	$—	$725
Liabilities:
Foreign exchange contracts	$—	$31	$—	$31
Total liabilities at fair value	$—	$31	$—	$31

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following is a reconciliation of the call options reported in other current assets and other non-current assets in the Company’s consolidated balance sheets as of July 1, 2016.

	2017 Call Options	2020 Call Options	Total
	(in millions)
Initial estimate upon acquisition	$501	$—	$501
Redemptions	(437)	—	(437)
Net unrealized gain (loss)	6	1	7
Fair value at end of period	$70	$1	$71

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following is a reconciliation of the exchange option reported in accrued expenses and other liabilities in the Company’s consolidated balance sheets as of July 1, 2016.

	2017 Exchange Options	2020 Exchange Options	Total
	(in millions)
Initial estimate upon acquisition	$610	$357	$967
Net realized loss (gain)	8	8	16
Redemptions	(531)	(283)	(814)
Net unrealized loss (gain)	—	(14)	(14)
Fair value at end of period	$87	$68	$155

Related Costs And Fair Values Based On Quoted Market Prices [Table Text Block]
For those financial instruments where the carrying amounts differ from fair value, the following table represents the related carrying values and fair values, which are based on quoted market prices. As of July 1, 2016, the Secured Notes, Unsecured Notes, Term Loan A, the U.S. Term Loan B tranche, the Euro Term Loan B tranche and senior secured bridge loan were categorized as Level 2, based on the frequency of trading directly prior to the end of the fourth quarter of 2016. See Note 3 to the consolidated financial statements for additional disclosures related to these financial instruments.

	July 1, 2016
	Aggregated Principal	Aggregated Fair Value
	(in millions)
Secured Notes	$1,875	$2,044
Unsecured Notes	3,350	3,575
Term Loan A	4,125	4,161
U.S. Term Loan B	3,750	3,773
Euro Term Loan B	987	981
Bridge Loan	3,000	3,000